United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/2006___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___09/30/2006___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4761   104053 SH       SOLE                   104053
American Intl Group            COM              026874107      223     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100     5729    80098 SH       SOLE                    80098
BP PLC - Sp ADR                COM              055622104      341     5195 SH       SOLE                     5195
Bank of America                COM              060505104      682    12737 SH       SOLE                    12737
Bard C.R. Inc.                 COM              067383109     3469    46250 SH       SOLE                    46250
Beacon Roofing Supply Inc.     COM              073685109     3832   189311 SH       SOLE                   189311
Best Buy Company               COM              086516101     7254   135444 SH       SOLE                   135444
Bright Horizons Family Solutio COM              109195107     6085   145816 SH       SOLE                   145816
Cass Info Systems, Inc.        COM              14808p109      298     9000 SH       SOLE                     9000
Cathay General Bancorp         COM              149150104     4799   132934 SH       SOLE                   132934
Cisco Systems Inc              COM              17275R102      413    17975 SH       SOLE                    17975
Cognizant Tech Solutions-A     COM              192446102     6350    85800 SH       SOLE                    85800
Corporate Executive Board      COM              21988r102     1676    18645 SH       SOLE                    18645
Expeditors                     COM              302130109     3230    72460 SH       SOLE                    72460
Express Scripts                COM              302182100     6042    80078 SH       SOLE                    80078
Exxon Mobil Corp               COM              30231G102      343     5119 SH       SOLE                     5119
First Niagara Financial Grp    COM              33582V108     3304   225964 SH       SOLE                   225964
Garmin LTD                     COM              g37260109     2584    52969 SH       SOLE                    52969
Genentech Inc                  COM              368710406     1704    20610 SH       SOLE                    20610
General Elec                   COM              369604103      627    17776 SH       SOLE                    17776
Genlyte Group Inc              COM              372302109     5376    75510 SH       SOLE                    75510
Hanmi Financial Corporation    COM              410495105     4842   247036 SH       SOLE                   247036
Hibbett Sporting Goods Inc.    COM              428565105     4245   162128 SH       SOLE                   162128
ITT Corp                       COM              450911102     5175   100929 SH       SOLE                   100929
Intl Game Technology           COM              459902102     4918   118515 SH       SOLE                   118515
Kirby Corp.                    COM              497266106     5136   163922 SH       SOLE                   163922
Leucadia Natl                  COM              527288104      421    16082 SH       SOLE                    16082
Logitech Intl - Sp ADR         COM              541419107     5115   235060 SH       SOLE                   235060
Lowe's Companies               COM              548661107     4258   151737 SH       SOLE                   151737
Microsoft Corp                 COM              594918104      531    19397 SH       SOLE                    19397
Novo-Nordisk Spons ADR         COM              670100205     3114    41790 SH       SOLE                    41790
O'Reilly Automotive            COM              686091109     4965   149500 SH       SOLE                   149500
Oceaneering Intl Inc           COM              675232102     3929   127570 SH       SOLE                   127570
Oshkosh Truck Corp             COM              688239201     7676   152100 SH       SOLE                   152100
Panera Bread Company CL A      COM              69840w108     2457    42180 SH       SOLE                    42180
Pool Corp                      COM              73278L105     5537   143819 SH       SOLE                   143819
Qualcomm Inc                   COM              747525103     4487   123441 SH       SOLE                   123441
Royal Dutch Pete               COM              780259206      251     3800 SH       SOLE                     3800
SEI Investments Company        COM              784117103     6963   123922 SH       SOLE                   123922
Sabine Royalty Trust           COM              785688102     1044    23165 SH       SOLE                    23165
Target Corp                    COM              87612E106      211     3825 SH       SOLE                     3825
Teva Pharm Ind-SP ADR          COM              881624209     7007   205545 SH       SOLE                   205545
Tractor Supply                 COM              892356106     6018   124708 SH       SOLE                   124708
Wesco International Inc        COM              95082p105     3082    53110 SH       SOLE                    53110
Williams-Sonoma Inc            COM              969904101     2779    85808 SH       SOLE                    85808
Yahoo                          COM              984332106     3691   146000 SH       SOLE                   146000
Zions Bancorporation           COM              989701107     4087    51205 SH       SOLE                    51205